Note 8 - Fair Value Sesitivity Analysis Level 3 Liabilities (Details) - Financial Liabilities Held For Trading [Member] € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Results Member [Member]
Disclosure Of Sensitivity Analysis Liabilities Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Liabilities	€ 1
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Liabilities	(1)
Other Comprehensive Impact [Member]
Disclosure Of Sensitivity Analysis Liabilities Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Liabilities	1
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Liabilities	€ (1)